BUSINESS COMBINATION - Schedule of Pro forma Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Business combinations in fiscal year 2018
Business Acquisition [Line Items]
Pro forma revenue		¥ 1,780,129	¥ 1,439,952
Pro forma income from operations		303,968	246,561
Pro forma net income attributable to the Group		266,438	¥ 189,471
Business combinations in fiscal year 2019
Business Acquisition [Line Items]
Pro forma revenue	¥ 3,262,903	2,567,416
Pro forma income from operations	378,279	309,667
Pro forma net income attributable to the Group	¥ 299,833	¥ 263,314